Business segment information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Ireland *	$363,730	$279,743	$671,851	$594,715
Rest of Europe	118,579	89,387	238,933	191,818
U.S.	313,113	189,466	665,609	414,933
Rest of World	75,733	61,632	152,960	133,864

Total	$871,155	$620,228	$1,729,353	$1,335,330
* All sales shown for Ireland are export sales.
Distribution of income from operations by geographical area	The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Ireland	$85,736	$38,655	$174,648	$112,590
Rest of Europe	8,794	7,120	16,404	17,816
U.S.	12,470	9,377	25,707	23,268
Rest of World	5,872	1,797	12,127	9,566

Total	$112,872	$56,949	$228,886	$163,240
The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Ireland	$85,736	$56,744	$174,648	$130,679
Rest of Europe	8,794	7,120	16,404	17,816
U.S.	12,470	9,377	25,707	23,268
Rest of World	5,872	1,797	12,127	9,566

Total	$112,872	$75,038	$228,886	$181,329

Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	June 30, 2021	December 31, 2020
	(in thousands)
Ireland	$113,132	$118,361
Rest of Europe	29,724	36,723
U.S.	60,676	65,152
Rest of World	31,950	38,668

Total	$235,482	$258,904

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Ireland	$9,385	$7,951	$18,424	$16,192
Rest of Europe	3,681	3,672	7,648	7,487
U.S.	8,168	6,201	16,716	14,840
Rest of World	2,964	5,043	5,930	7,998

Total	$24,198	$22,867	$48,718	$46,517

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	June 30, 2021	December 31, 2020
	(in thousands)
Ireland	$1,936,492	$1,675,980
Rest of Europe	639,961	671,218
U.S.	830,877	909,202
Rest of World	177,134	179,206

Total	$3,584,464	$3,435,606